Goodwill and Other Long-Lived Assets	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Long-Lived Assets
Goodwill and Other Long-Lived Assets
Goodwill
The following table presents the changes in the carrying amount of our goodwill for the nine months ended September 30, 2016 (in thousands):

	Animal Hospital	Laboratory	All Other	Total
Balance as of December 31, 2015
Goodwill	$1,402,106	$101,269	$144,332	$1,647,707
Accumulated impairment losses	—	—	(130,057)	(130,057)
Subtotal	1,402,106	101,269	14,275	1,517,650
Goodwill acquired	536,060	—	941	537,001
Foreign translation adjustment	6,657	24	—	6,681
Other (1)	2,162	—	—	2,162
Balance as of September 30, 2016
Goodwill	1,946,985	101,293	145,273	2,193,551
Accumulated impairment losses	—	—	(130,057)	(130,057)
Subtotal	$1,946,985	$101,293	$15,216	$2,063,494
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(1)	"Other" consists primarily of measurement period adjustments.

Other Intangible Assets
Our acquisition related amortizable intangible assets at September 30, 2016 and December 31, 2015 are as follows (in thousands):

	As of September 30, 2016			As of December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-contractual customer relationships	$214,050	$(61,153)	$152,897	$116,082	$(48,821)	$67,261
Covenants not-to-compete	22,613	(6,997)	15,616	12,435	(4,779)	7,656
Favorable lease assets	9,457	(5,751)	3,706	9,441	(5,440)	4,001
Technology	1,377	(748)	629	1,377	(589)	788
Trademarks	29,525	(6,604)	22,921	10,551	(4,086)	6,465
Franchise rights	11,730	(2,444)	9,286	11,730	(1,564)	10,166
Total	$288,752	$(83,697)	$205,055	$161,616	$(65,279)	$96,337

3.	Goodwill and Other Long-Lived Assets, continued

The following table summarizes our aggregate amortization expense related to acquisition related intangible assets (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Aggregate amortization expense	$10,682	$5,811	$26,709	$17,195

The estimated amortization expense related to acquisition related intangible assets for the remainder of 2016 and each of the succeeding years thereafter, as of September 30, 2016, is as follows (in thousands):

Finite-lived intangible assets:
Remainder of 2016	$11,109
2017	40,011
2018	36,554
2019	33,544
2020	28,711
Thereafter	55,126
Total	$205,055
Indefinite-lived intangible assets:
Trademarks	4,040
Total intangible assets	$209,095